Exhibit 99.1
Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	July 2006
Distribution Date	08/15/06
Transaction Month	5
30/360 Days	30
Actual/360 Days	29
I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 4, 2006
Closing Date:	March 15, 2006

	Dollars	Units	WAC	WAM
Original Pool Balance:	$1,000,893,219.27	61,913	7.730%	59.94

	Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	$200,000,000.00	19.982%	4.83800%	March 15, 2007
Class A-2 Notes	$258,000,000.00	25.777%	5.13000%	February 16, 2009
Class A-3 Notes	$208,000,000.00	20.781%	5.13000%	June 15, 2010
Class A-4 Notes	$156,700,000.00	15.656%	5.26000%	November 15, 2012
Class B Notes	$28,200,000.00	2.817%	5.29000%	November 15, 2012
Class C Notes	$37,600,000.00	3.757%	5.34000%	November 15, 2012
Class D Notes	$32,900,000.00	3.287%	5.52000%	November 15, 2012

Total Securities	$921,400,000.00	92.058%

Overcollateralization	$18,893,614.04	1.888%
YSOA	$60,599,605.23	6.055%

Total Original Pool Balance	$1,000,893,219.27	100.00%
II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period
	Balance	Pool Factor	Balance	Pool Factor	Change
Class A-1 Notes	$—	—	$—	—	$—
Class A-2 Notes	$252,562,934.01	0.9789261	$228,103,771.04	0.8841231	$24,459,162.97
Class A-3 Notes	$208,000,000.00	1.0000000	$208,000,000.00	1.0000000	$—
Class A-4 Notes	$156,700,000.00	1.0000000	$156,700,000.00	1.0000000	$—
Class B Notes	$28,200,000.00	1.0000000	$28,200,000.00	1.0000000	$—
Class C Notes	$37,600,000.00	1.0000000	$37,600,000.00	1.0000000	$—
Class D Notes	$32,900,000.00	1.0000000	$32,900,000.00	1.0000000	$—

Total Securities	$715,962,934.01	0.7770381	$691,503,771.04	0.7504925	$24,459,162.97

Weighted Avg. Coupon (WAC)	7.67%		7.65%
Weighted Avg. Remaining Maturity (WARM)	55.32		54.36
Pool Receivables Balance	$800,258,034.98		$772,775,073.54
Remaining Number of Receivables	53,120		52,024

Adjusted Pool Balance	$748,696,279.93		$722,949,792.60
III. COLLECTIONS

Principal:
Principal Collections	$26,667,832.95
Repurchased Contract Proceeds Related to Principal	$—
Recoveries/Liquidation Proceeds	$81,345.82

Total Principal Collections	$26,749,178.77

Interest:
Interest Collections	$5,051,652.74
Late Fees & Other Charges	$86,387.81
Interest on Repurchase Principal	$—

Total Interest Collections	$5,138,040.55

Collection Account Interest	$117,051.85
Reserve Account Interest	$20,575.49
Servicer Advances	$—

Total Collections	$32,024,846.66

1 of 3

Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	July 2006
Distribution Date	08/15/06
Transaction Month	5
30/360 Days	30
Actual/360 Days	29
IV. DISTRIBUTIONS

Total Collections			$32,024,846.66
Reserve Account Release			$—
Reserve Account Draw			$—

Total Available for Distribution			$32,024,846.66
	Amount Due	Amount Paid
1. Servicing Fee @1.00%:

Servicing Fee Due	$666,881.70	$666,881.70	$666,881.70

Collection Account Interest			$117,051.85
Late Fees & Other Charges			$86,387.81

Total due to Servicer			$870,321.36

2. Class A Noteholders Interest:
Class A-1 Notes	$—	$—
Class A-2 Notes	$1,079,706.54	$1,079,706.54
Class A-3 Notes	$889,200.00	$889,200.00
Class A-4 Notes	$686,868.33	$686,868.33

Total Class A interest:	$2,655,774.87	$2,655,774.87	$2,655,774.87

3. First Priority Principal Distribution:	$—	$—	$—

4. Class B Noteholders Interest:	$124,315.00	$124,315.00	$124,315.00

5. Second Priority Principal Distribution:	$—	$—	$—

6. Class C Noteholders Interest:	$167,320.00	$167,320.00	$167,320.00

7. Third Priority Principal Distribution:	$—	$—	$—

8. Class D Noteholders Interest:	$151,340.00	$151,340.00	$151,340.00

Available Funds Remaining:			$28,055,775.43

9. Regular Principal Distribution Amount:			$24,459,162.97

	Distributable Amount	Paid Amount
Class A-1 Notes		$—
Class A-2 Notes		$24,459,162.97
Class A-3 Notes		$—
Class A-4 Notes		$—

Class A Notes Total:	$96,556,051.47	$24,459,162.97
Class B Notes Total:	$28,200,000.00	$—
Class C Notes Total:	$24,032,296.17	$—
Class D Notes Total:	$—	$—

Total Noteholders Principal		$24,459,162.97

10. Available Amounts Remaining to reserve account			3,596,612.46

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			3,596,612.46

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$51,561,755.05
Beginning Period Amount	$51,561,755.05
Current Period Amortization	$1,736,474.10
Ending Period Required Amount	$49,825,280.94
Ending Period Amount	$49,825,280.94
Next Distribution Date Required Amount	$48,113,304.70

2 of 3

Hyundai Auto Receivables Trust 2006-A
Monthly Servicing Report

Collection Period	July 2006
Distribution Date	08/15/06
Transaction Month	5
30/360 Days	30
Actual/360 Days	29
VI. RESERVE ACCOUNT

Beginning Period Required Amount	$4,701,468.07
Beginning Period Amount	$4,701,468.07
Current Period Release to Collection Account	$—
Current Period Deposit	$3,596,612.46
Current Period Release to Depositor	$3,596,612.46
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,701,468.07
Ending Period Amount	$4,701,468.07
VII. OVERCOLLATERALIZATION

	Beginning	Ending	Target
Overcollateralization Amount	$32,733,345.93	$31,446,021.56	$31,446,021.56
Overcollateralization as a % of Original Pool (unadjusted)	3.27%	3.14%	3.14%
Overcollateralization as a % of Current Pool (unadjusted)	4.09%	4.07%	4.07%
VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.40%	51,192	98.40%	$760,386,951.15
30 - 59 Days	1.14%	592	1.15%	$8,866,477.79
60 - 89 Days	0.36%	186	0.36%	$2,781,644.21
90 + Days	0.10%	54	0.10%	$740,000.39

Total		52,024		$772,775,073.54

Delinquent Receivables 60 + days past due	0.46%	240	0.46%	$3,521,644.60
Delinquency Ratio 60+ for 1st Preceding Collection Period	0.37%	195	0.34%	$2,731,219.19
Delinquency Ratio 60+ for 2nd Preceding Collection Period	0.33%	180	0.32%	$2,622,074.88
Three-Month Average Delinquency Ratio	0.39%		0.37%

Repossession in Current Period				92
Repossession Inventory				103

Charge-Offs
Gross Principal of Charge-Off for Current Period				$815,128.49
Recoveries				$(81,345.82)

Net Charge-offs for Current Period				$733,782.67

Beginning Pool Balance for Current Period				$800,258,034.98

Net Loss Ratio				1.10%
Net Loss Ratio for 1st Preceding Collection Period				0.82%
Net Loss Ratio for 2nd Preceding Collection Period				0.63%
Three-Month Average Net Loss Ratio for Current Period				0.85%

Cumulative Net Losses for All Periods				$2,055,144.73
Cumulative Net Losses as a % of Initial Pool Balance				0.21%

3 of 3